Equity Method Investments - Additional Information (Detail) (USD $)	12 Months Ended					1 Months Ended	12 Months Ended		1 Months Ended				1 Months Ended					1 Months Ended		12 Months Ended					12 Months Ended				1 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2013	Feb. 29, 2012	Feb. 29, 2012 Teekay Corporation [Member]	Dec. 31, 2013 Teekay Corporation [Member]	Dec. 31, 2013 Liquefied Natural Gas [Member] Vessel	Jul. 31, 2013 Interest rate swap agreements [Member]	Dec. 31, 2013 Interest rate swap agreements [Member]	Dec. 31, 2013 Interest rate swap agreements [Member] Derivative Instrument Interest Payment First Two Year [Member]	Dec. 31, 2013 Interest rate swap agreements [Member] Derivative Instrument Interest Payment Period Last Six Year [Member]	Feb. 29, 2012 Teekay LNG-Marubeni Joint Venture [Member] Vessel	Feb. 29, 2012 Teekay LNG-Marubeni Joint Venture [Member] Shareholders' Equity [Member]	Feb. 29, 2012 Teekay LNG-Marubeni Joint Venture [Member] Teekay Corporation [Member]	Dec. 31, 2013 Teekay LNG-Marubeni Joint Venture [Member] Teekay Corporation [Member]	Jul. 31, 2013 Teekay LNG-Marubeni Joint Venture [Member] Teekay Corporation [Member]	Feb. 29, 2012 Teekay LNG-Marubeni Joint Venture [Member] Secured Debt [Member]	Feb. 29, 2012 Additional Investments In Joint Ventures [Member] Teekay Corporation [Member]	Dec. 31, 2013 Angola LNG Carriers [Member] m3 Vessel	Jan. 31, 2012 Angola LNG Carriers [Member] Vessel	Dec. 31, 2011 Angola LNG Carriers [Member] Vessel	Dec. 31, 2007 Angola LNG Carriers [Member] Vessel	Dec. 31, 2007 Angola LNG Carriers [Member] Teekay Corporation [Member]	Dec. 31, 2011 Angola LNG Carriers [Member] Delivered [Member] Vessel	Dec. 31, 2013 Excalibur and Excelsior [Member] Liquefied Natural Gas [Member] Vessel	Dec. 31, 2013 RasGas 3 [Member] Liquefied Natural Gas [Member] Vessel	Dec. 31, 2013 Excelsior [Member]	Feb. 28, 2013 Exmar LPG BVBA [Member]	Dec. 31, 2013 Exmar LPG BVBA [Member]	Nov. 01, 2012 Exmar LPG BVBA [Member] Vessel	Feb. 28, 2013 Exmar LPG BVBA [Member] Teekay Corporation [Member]	Feb. 28, 2013 Exmar LPG BVBA [Member] Pro rata share [Member] Secured Debt [Member]	Dec. 31, 2013 Exmar LPG BVBA [Member] Construction in Progress [Member] Vessel	Nov. 01, 2012 Exmar LPG BVBA [Member] Construction in Progress [Member] Vessel	Nov. 01, 2012 Exmar LPG BVBA [Member] Charters-in [Member] Vessel
Schedule of Equity Method Investments [Line Items]
Number of vessels																															19				8	5
Percentage of ownership in joint venture													52.00%							33.00%	33.00%	33.00%		33.00%		50.00%	40.00%		50.00%	50.00%
Investments in joint venture																			$ 5,800,000										$ 133,100,000
Pro rata share of existing debt and lease obligations																																	108,000,000
Acquisition fee paid															7,000,000																	2,700,000
Excess of book value over the investment					303,000,000																								6,000,000
Number of vessels								2					6							4	1	3	4		3	2	4							4
Joint venture interest in acquired business													100.00%
Co-venturer interest in joint venture													48.00%
Financed amount													1,300,000,000	266,000,000				1,060,000,000
Percentage of secured debt guarantee by the Partnership						52.00%
Restricted cash on deposits relating to certain term loans and dry-docking expenditures and emergency repairs	21,700,000	53,100,000				30,000,000
Guarantee liability						1,400,000											700,000			257,700,000								34,700,000
Carrying value of guarantee liability		600,000														600,000				900,000
Investments in joint venture	135,790,000	170,067,000	57,287,000												138,200,000						19,100,000	57,287,000
Refinancing of its short-term loan facilities by entering into long-term debt facilities	1,777,507,000	1,413,353,000		963,000,000
Teekay LNG-Marubeni Joint Venture entered in to an interest rate swap									8 years
Notional Amount										160,000,000
Amortizing quarterly over the term of the interest rate swap to million at maturity										70,400,000
LIBOR-based interest for the payment of a fixed rate of interest											2.20%	2.36%
Volume of vessels																				160,400
Capital lease arrangement period, lessor																				20 years
Extension option periods							15 years													5 years
Early termination fee notice period duration																				120 days
Early termination fee percentage on cost of construction																				50.00%
Investment in Joint Ventures	$ 671,789,000	$ 409,735,000																		$ 54,200,000							$ 125,700,000	$ 61,600,000	$ 67,900,000	$ 81,700,000